Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Schedule of current and deferred portions of income tax expense included in the consolidated statements of income and comprehensive income (loss)
	Year Ended December 31,
	2011	2012	2013
	RMB
Income tax benefit (expense), current	(42,467)	8,078	(21,486)
Income tax benefit, deferred	10,172	5,961	10,176
Change in valuation allowance	(5,600)	(7,261)	(7,501)
Total	(37,895)	6,778	(18,811)

Schedule of the components of deferred income tax assets and liabilities
	December 31,
	2012	2013
	RMB
Deferred tax assets:
Net operating loss carry forward	13,667	20,057
Deferred rent	5,638	5,180
Accrued payroll and other expense	2,227	6,391
Property and equipment impairment	3,263	3,394
Others	264	213
Sub-total	25,059	35,235
Valuation allowance	(18,263)	(25,764)
Total deferred tax assets	6,796	9,471
Deferred tax assets are analyzed as:
Current	771	1,879
Non-current	6,025	7,592
Total deferred tax assets	6,796	9,471

Schedule of a reconciliation of the PRC statutory tax rate to the effective tax rate
	2011	2012	2013

PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of different tax rate of Group entities operating in other jurisdictions or under different tax status	15.0%	7.1%	7.9%
Tax effect of non-deductible expenses, net	6.5%	1.0%	3.6%
Effect of tax holidays	—	(17.4)%	(18.7)%
Effect of change in valuation allowance	18.1%	11.3%	12.9%
One time tax levy	57.4%	(37.0)%	1.5%
Others	0.5%	0.2%	0.0%
Effective EIT rate	122.5%	(9.8)%	32.2%

Schedule of the aggregate amount and per share effect of the tax holiday
	2011	2012	2013
	RMB except per share amounts

The aggregate dollar effect	—	12,020	10,894
Per share effect — basic	—	0.12	0.10
Per share effect — diluted	—	0.11	0.10